Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series E
Class Name	Advisor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series E returned 17.78%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 19.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Financials, information technology (IT), and consumer staples sectors led absolute returns.
↑	Citigroup and US Bancorp added value within the financials sector, while Oracle contributed within IT.
↑	Overweight allocation to the financials sector assisted relative returns, as did an underweight allocation and selection within the consumer staples and health care sectors.

Top detractors from performance:
↓
In terms of individual issuers, Bristol-Myers Squibb hindered performance within the health care sector. Intel and Albemarle detracted from performance within the IT and materials sectors, respectively.

↓	Relative returns were weakened by selection within the IT and industrials sectors, as well as an overweight allocation to materials.
↓	No sectors detracted from absolute returns.
Use of derivatives and the impact on performance:
The Fund used equity-linked notes (ELNs) and equity call options. ELNs contributed to Fund performance during the period, while equity calls were a slight detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	17.78	11.79	12.72
Russell 3000 Index	26.14	15.19	15.84
MSCI USA High Dividend Yield Index	19.47	9.74	10.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 217,931,584
Holdings Count | $ / shares	117	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	93.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$217,931,584
Total Number of Portfolio Holdings*	117
Total Management Fee Paid	$0
Portfolio Turnover Rate	93.40%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s disclosure was revised to reflect that the Fund may invest up to 10% of its assets in corporate debt securities.
Consequently, credit risk, high-yield debt securities risk, interest rate risk and prepayment risk were added as additional risks for the Fund.
This is a summary of changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025,
at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series I
Class Name	Advisor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
[4],[5]
Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series I returned 12.71%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 12.54% and 10.93%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Health care, consumer discretionary, and industrials sectors led returns during the period.
↑	Community Health Systems and Tenet Healthcare contributed within health care, while Ford Motor added value within the consumer discretionary sector.
↑	Relative performance benefited from selection within the communication services, information technology, and industrials sectors.

Top detractors from performance:
↓
On an individual issuer basis, Ardagh and First Quantum Minerals hindered performance within the materials sector. At period-end, the Fund no longer held a position in First Quantum Minerals. Multiplan also detracted from returns within health care.

↓	Selection and an underweight allocation to the consumer discretionary sector weakened relative returns, as did an overweight allocation to the materials sector.
↓	No sectors detracted materially from returns during the period.
Use of derivatives and the impact on performance:
The Fund used equity linked notes (ELNs) and U.S. Treasury (UST) futures. ELNs contributed to Fund performance, while UST futures detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	12.71	3.28	3.56
Bloomberg U.S. Aggregate Index	7.30	-0.04	0.67
Bloomberg High Yield Very Liquid Index	12.54	3.91	4.45
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	10.93	2.33	3.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 373,874,306
Holdings Count | $ / shares	152	[6]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$373,874,306
Total Number of Portfolio Holdings*	152
Total Management Fee Paid	$0
Portfolio Turnover Rate	16.69%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series CH
Class Name	Advisor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
[7],[8]
Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series CH returned 10.75%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 5.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund outperformed its benchmark primarily due to its tilt toward lower-rated or non-rated securities, exposure to special assessment, multi-family housing and continuing care retirement center bonds.

↑	While overall duration positioning hurt returns, as noted below, an overweight to bonds with five years to maturity lifted results.

Top detractors from performance:
↓	Overall yield curve positioning detracted from returns, primarily driven by an underweight to bonds with 30 years to maturity as yields declined across the curve.
↓	Holdings of workforce housing-, special tax- and airport-related securities curbed relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	10.75	1.62	2.13
Bloomberg Municipal Bond Index	6.09	1.02	1.49
Bloomberg Municipal Bond California Exempt Index	5.63	0.96	1.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 22,909,504
Holdings Count | $ / shares	50	[9]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$22,909,504
Total Number of Portfolio Holdings*	50
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.97%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series H
Class Name	Advisor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
[10],[11]
Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024. Franklin Templeton SMACS: Series H returned 11.79%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 6.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Fund outperformed its benchmark, aided by its exposure to bonds with no external credit rating and BBB rated securities. Positions in continuing care retirement center- and hospital-related issues benefited relative returns, as did holdings of refunded securities.

↑	Yield curve positioning supported relative returns, helped by an overweight to bonds with 10 or more years to maturity as muni yields decline across the curve.

Top detractors from performance:
↓	The Fund’s positions in the special assessment and tobacco sectors detracted from relative performance.
↓	While duration positioning overall was accretive to returns, an underweight to bonds with two to five years to maturity was a drag on results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	11.79	2.39	2.54
Bloomberg Municipal Bond Index	6.09	1.02	1.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,653,060
Holdings Count | $ / shares	90	[12]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$12,653,060
Total Number of Portfolio Holdings*	90
Total Management Fee Paid	$0
Portfolio Turnover Rate	42.17%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025,
at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or    prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.